Stock-based Compensation - Stock Option Activity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Stock Compensation Plan I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	¥ 917	¥ 713
Common stock shares acquired	917	713
Stock Compensation Plan II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested shares	1,090	930
Common stock shares acquired	¥ 524	¥ 1,307